NOTICE OF INVESTMENT OPTION CHANGES
Dated September 5, 2017
To the variable annuity products:
Retirement Pro®
Retirement Pro® New York
Retirement AdvantageSM
Retirement AdvantageSM New York
Issued by
Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
 (collectively, "Allianz Life")
This notice provides contract information you should keep for future reference.

1.
Effective October 16, 2017, the Investment Options available to you are changing. The following table includes the Investment Options that will be available and the Investment Options that are closing. We no longer allow asset to move inot the closed Investment Options in the Base Account and Portfolio Choice Account either by Purchase Payments or Owner directed transfer requests. However, in the Income Advantage Account, Heritage Account and Retirement Protection Account we may allow assets to move into a closed Investment Option if you already have assets in that closed Investment Option.

Available Investment Options	Closed Investment Options
ALLIANZ FUND OF FUNDS
AZL® Moderate Index Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Government Money Market Fund(3)
AZL® International Index Fund(2)
AZL® Mid Cap Index Fund(2)
AZL® MSCI Emerging Markets Equity Index Fund(1)
AZL® MSCI Global Equity Index Fund
AZL® Russell 1000 Growth Index Fund(2)
AZL® Russell 1000 Value Index Fund(2)
AZL® S&P 500 Index Fund
AZL® Small Cap Stock Index Fund(1)
BlackRock Equity Dividend V.I. Fund
DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund(3), (4)
EATON VANCE
Eaton Vance VT Floating-Rate Income Fund
FIDELITY
Fidelity VIP Emerging Markets Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Strategic Income Portfolio
GATEWAY
AZL® Gateway Fund(2)
INVESCO
Invesco V.I. American Value Fund
Invesco V.I. Balanced-Risk Allocation Fund
J.P. MORGAN
JPMorgan Insurance Trust Core Bond Portfolio
LAZARD
Lazard Retirement International Equity Portfolio
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

MFS
MFS VIT II International Value Portfolio
MFS VIT Total Return Bond Portfolio
MFS VIT Utilities Portfolio

MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund(1)

OPPENHEIMER FUNDS
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer International Growth Fund/VA

PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio(1)
PIMCO VIT Long-Term U.S. Government Portfolio
PIMCO VIT Low Duration Portfolio
PIMCO VIT StocksPLUS® Global Portfolio
PIMCO VIT Total Return Portfolio(3)

PYRAMIS
AZL® Pyramis® Total Bond Fund

PYRAMIS/GEODE
AZL® Pyramis® Multi-Strategy Fund

T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund
T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
Ivy  VIP Asset Strategy Portfolio
Ivy  VIP Energy Portfolio
Ivy  VIP Growth Portfolio
Ivy  VIP Mid Cap Growth Portfolio
Ivy  VIP Natural Resources Portfolio
Ivy  VIP Science and Technology Portfolio

LEGG MASON
ClearBridge Variable Aggressive Growth Portfolio
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

BLACKROCK
BlackRock Global Allocation V.I. Fund(2)
DREYFUS
Dreyfus VIF Appreciation Portfolio
FRANKLIN TEMPLETON
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Franklin Rising Dividends VIP Fund
Franklin Strategic Income VIP Fund
Franklin U.S. Government Securities VIP Fund(3)
Templeton Global Bond VIP Fund(3)
Templeton Growth VIP Fund
NFJ
Allianz NFJ Dividend Value VIT Portfolio
PIMCO
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio(1)
PIMCO VIT Global Bond Portfolio (Unhedged)(3)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio(2)
PIMCO VIT High Yield Portfolio(3)
PIMCO VIT Real Return Portfolio(3)
PIMCO VIT Unconstrained Bond Portfolio(3)

(1)	Investment Options available in Group 1 for the Income Advantage Account, Heritage Account, and Retirement Protection Account.
(2)	Investment Options available in Group 2 for the Income Advantage Account, Heritage Account, and Retirement Protection Account.
(3)	Investment Options available in Group 3 for the Income Advantage Account, Heritage Account, and Retirement Protection Account.
(4)	New Investment Option – see p.2 for further information.
PRO-012-0517   Page 1 of 2

As of 4 p.m. Eastern Time on October 13, 2017, the closed Investment Options in the Base Account and Portfolio Choice Account will no longer accept additional Purchase Payments to, or transfers that you request from other Investment Options, including automatic investment plan (AIP) payments, dollar cost averaging (DCA) program transfers, and flexible rebalancing transfers. Closed Investment Options are treated differently in the Income Advantage Account, Heritage Account or Retirement Protection Account.
For closed Investment Options in the Base Account or Portfolio Choice Account, we no longer allow assets to move into a closed Investment Option either by Purchase Payment or transfer. We will automatically remove any closed Investment Options from your account allocation instructions for any future Purchase Payments or transfers (including any AIP Purchase Payments, DCA transfers, or flexible rebalancing transfers). If we do this, we will proportionately reallocate 100% of the amount you previously allotted to the closed Investment Options among your remaining selected Investment Options. If you have no remaining Investment Options we change your allocation instructions so that 100% is allocated to the AZL Government Money Market Fund. If all, or if all but one, of the Investment Options you selected for a flexible rebalancing program are closed, the flexible rebalancing program will end. If you are participating in the DCA program and all of the Investment Options you are transferring into are closed, the DCA program will end.
For closed Investment Options in the Income Advantage Account, Heritage Account or Retirement Protection Account, we will not remove any closed Investment Options from your account's future Purchase Payment allocation instructions and the closed Investment Options will continue to be subject to the automatic quarterly asset rebalancing transfers. In addition, if you have an active AIP for one of these accounts, your automatic Purchase Payments for these accounts will continue as normal unless you provide us with alternate instructions. However, if you change your future Purchase Payment allocation instructions for these accounts, the closed Investment Options will not be available to you.
Assets in closed Investment Options will remain in those Investment Options until we receive alternate instructions from you.

2.	Effective October 16, 2017, the following Investment Option Name is changed:

Previous Name	New Name
Ivy VIP Global Natural Resources Portfolio	Ivy VIP Natural Resources Portfolio

3.
Effective October 16, 2017, we are adding the following Investment Option to all accounts for your product:
AZL DFA Five-Year Global Fixed Income Fund. This Investment Option is added to Group 3 for the Income Advantage Account, Heritage Account and Retirement Protection Account.
 Here is some important information about this Investment Option.

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
DIMENSIONAL FUND ADVISORS
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
DIMENSIONAL FUND ADVISORS
AZL DFA Five-Year Global Fixed Income Fund	.60	.25	-	.05	-	.90

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